Quarterly Holdings Report
for
Fidelity® International Real Estate Fund
October 31, 2024
IRE-NPRT1-1224
1.809077.121
Common Stocks - 97.7%
	Shares	Value ($)
AUSTRALIA - 14.5%
Real Estate - 14.5%
Diversified REITs - 2.1%
Stockland unit	2,067,619	6,991,911
Residential REITs - 3.2%
Ingenia Communities Group unit	3,353,551	10,577,183
Specialized REITs - 9.2%
Abacus Storage King unit	6,596,178	5,431,261
Arena REIT unit	3,997,785	10,512,893
National Storage REIT unit	8,315,968	13,681,413
		29,625,567
TOTAL AUSTRALIA		47,194,661
BELGIUM - 3.5%
Real Estate - 3.5%
Industrial REITs - 1.2%
Montea NV (a)(b)	54,823	3,995,459
Real Estate Management & Development - 1.3%
Inclusio SA	250,156	4,081,608
Residential REITs - 1.0%
Xior Student Housing NV (c)	95,600	3,192,459
TOTAL BELGIUM		11,269,526
BRAZIL - 0.2%
Real Estate - 0.2%
Real Estate Management & Development - 0.2%
LOG Commercial Properties e Participacoes SA	187,200	732,492
CANADA - 3.6%
Health Care - 3.3%
Health Care Providers & Services - 3.3%
Sienna Senior Living Inc (b)	875,100	10,822,869
Real Estate - 0.3%
Real Estate Management & Development - 0.3%
StorageVault Canada Inc	310,400	907,335
TOTAL CANADA		11,730,204
FRANCE - 5.2%
Real Estate - 5.2%
Industrial REITs - 2.5%
ARGAN SA (a)	110,904	8,203,236
Real Estate Management & Development - 0.1%
Nexity SA (a)(b)	27,300	423,162
Retail REITs - 2.6%
Mercialys SA	253,500	2,983,557
Unibail-Rodamco-Westfield unit	66,800	5,440,908
		8,424,465
TOTAL FRANCE		17,050,863
GERMANY - 5.0%
Real Estate - 5.0%
Real Estate Management & Development - 5.0%
Instone Real Estate Group SE (c)(d)	175,543	1,565,764
LEG Immobilien SE	92,277	8,714,497
TAG Immobilien AG (a)	372,100	6,180,560

TOTAL GERMANY		16,460,821
GREECE - 0.2%
Real Estate - 0.2%
Retail REITs - 0.2%
Trade Estates Real Estate Investment SA	412,089	723,475
HONG KONG - 6.8%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Magnificent Hotel Investment Ltd (a)	70,211,000	618,181
Information Technology - 0.7%
IT Services - 0.7%
SUNeVision Holdings Ltd	4,853,000	2,427,838
Real Estate - 5.9%
Real Estate Management & Development - 5.9%
CK Asset Holdings Ltd	1,991,500	8,141,184
Great Eagle Holdings Ltd (b)	3,161,541	4,668,790
TAI Cheung Holdings Ltd	13,163,116	5,132,702
Wing Tai Properties Ltd	4,724,000	1,133,259
		19,075,935
TOTAL HONG KONG		22,121,954
IRELAND - 1.5%
Consumer Discretionary - 0.4%
Household Durables - 0.4%
Glenveagh Properties PLC (a)(c)(d)	691,259	1,203,067
Real Estate - 1.1%
Residential REITs - 1.1%
Irish Residential Properties Reit PLC	3,773,000	3,570,550
TOTAL IRELAND		4,773,617
ISRAEL - 0.3%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Azorim-Investment Development & Construction Co Ltd (a)	167,200	883,569
ITALY - 1.1%
Communication Services - 1.1%
Diversified Telecommunication Services - 1.1%
Infrastrutture Wireless Italiane SpA (c)(d)	306,100	3,446,139
JAPAN - 22.0%
Consumer Discretionary - 0.3%
Household Durables - 0.3%
Sekisui House Ltd	34,200	825,984
Real Estate - 21.7%
Health Care REITs - 3.2%
Health Care & Medical Investment Corp	14,587	10,462,778
Industrial REITs - 1.3%
Japan Logistics Fund Inc	354	634,274
Mitsui Fudosan Logistics Park Inc (b)	5,268	3,507,468
		4,141,742
Real Estate Management & Development - 6.2%
Katitas Co Ltd	352,200	4,465,559
Nomura Real Estate Holdings Inc	344,100	8,471,646
Tosei Corp	466,200	7,250,793
		20,187,998
Residential REITs - 11.0%
Advance Residence Investment Corp	8,750	17,583,274
Comforia Residential REIT Inc	1,500	2,939,639
Daiwa Securities Living Investment Corporation	25,654	15,429,421
		35,952,334
TOTAL JAPAN		71,570,836
NETHERLANDS - 0.4%
Real Estate - 0.4%
Real Estate Management & Development - 0.4%
CTP NV (c)(d)	85,438	1,423,767
NEW ZEALAND - 1.4%
Health Care - 0.8%
Health Care Providers & Services - 0.8%
Ryman Healthcare Ltd (a)	871,607	2,580,317
Industrials - 0.2%
Transportation Infrastructure - 0.2%
Auckland International Airport Ltd	205,742	889,616
Real Estate - 0.4%
Diversified REITs - 0.4%
Stride Property Group unit	1,423,032	1,178,061
TOTAL NEW ZEALAND		4,647,994
SINGAPORE - 10.2%
Real Estate - 10.2%
Health Care REITs - 2.6%
Parkway Life Real Estate Investment Trust	2,934,500	8,369,530
Real Estate Management & Development - 6.8%
Singapore Land Group Ltd	2,765,400	3,695,626
Wing Tai Holdings Ltd	18,144,422	18,377,965
		22,073,591
Specialized REITs - 0.8%
Digital Core REIT Management Pte Ltd	4,772,000	2,964,160
TOTAL SINGAPORE		33,407,281
SPAIN - 4.0%
Communication Services - 0.6%
Diversified Telecommunication Services - 0.6%
Cellnex Telecom SA (c)(d)	50,810	1,862,551
Consumer Discretionary - 1.5%
Household Durables - 1.5%
Neinor Homes SA (c)(d)	295,898	4,853,695
Real Estate - 1.9%
Real Estate Management & Development - 1.9%
Aedas Homes SL (c)(d)	219,984	6,269,335
TOTAL SPAIN		12,985,581
SWEDEN - 5.4%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Hemnet Group AB	26,600	834,858
Real Estate - 5.2%
Real Estate Management & Development - 5.2%
Dios Fastigheter AB	305,800	2,274,582
Heba Fastighets AB B Shares	2,524,847	7,749,037
Nyfosa AB	684,100	6,902,286
		16,925,905
TOTAL SWEDEN		17,760,763
UNITED KINGDOM - 11.1%
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Rightmove PLC	62,600	475,277
Consumer Discretionary - 0.5%
Household Durables - 0.5%
Berkeley Group Holdings PLC	27,438	1,565,745
Real Estate - 10.5%
Diversified REITs - 2.1%
LondonMetric Property PLC	2,687,456	6,722,760
Health Care REITs - 1.3%
Assura PLC	8,426,089	4,372,084
Real Estate Management & Development - 1.5%
Grainger PLC	1,040,722	3,046,247
Harworth Group PLC	764,000	1,758,474
		4,804,721
Residential REITs - 1.2%
UNITE Group PLC/The	364,111	4,110,498
Specialized REITs - 4.4%
Big Yellow Group PLC (The)	734,900	11,447,211
Safestore Holdings PLC	266,977	2,785,011
		14,232,222
TOTAL REAL ESTATE		34,242,285

TOTAL UNITED KINGDOM		36,283,307
UNITED STATES - 1.3%
Consumer Discretionary - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Airbnb Inc Class A (a)	12,500	1,684,875
Real Estate - 0.8%
Specialized REITs - 0.8%
Equinix Inc	2,700	2,451,816
TOTAL UNITED STATES		4,136,691
TOTAL COMMON STOCKS (Cost $322,843,276)		318,603,541

Money Market Funds - 3.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	4.87	5,783,726	5,784,883
Fidelity Securities Lending Cash Central Fund (e)(f)	4.87	5,571,233	5,571,790
TOTAL MONEY MARKET FUNDS (Cost $11,356,672)			11,356,673

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $334,199,948)	329,960,214
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(3,692,450)
NET ASSETS - 100.0%	326,267,764

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $23,816,777 or 7.3% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,624,318 or 6.3% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	20,401,364	102,436,379	117,052,860	124,706	-	-	5,784,883	0.0%
Fidelity Securities Lending Cash Central Fund	35,459,374	18,462,144	48,349,728	8,088	-	-	5,571,790	0.0%
Total	55,860,738	120,898,523	165,402,588	132,794	-	-	11,356,673

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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